Schedule of allowance for expected credit losses of contract assets (Details) - Lifetime expected credit losses [member]	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial year	$ 2,530	$ 3,303	$ 2,491
Addition	11,348	14,814	812
At end of financial year	$ 13,878	$ 18,117	$ 3,303